Average Annual Total Returns - First Trust Consumer Staples AlphaDEX Fund	First Trust Consumer Staples AlphaDEX Fund 1 Year	First Trust Consumer Staples AlphaDEX Fund 5 Years	First Trust Consumer Staples AlphaDEX Fund 10 Years	First Trust Consumer Staples AlphaDEX Fund Since Inception	First Trust Consumer Staples AlphaDEX Fund Inception Date	First Trust Consumer Staples AlphaDEX Fund After tax on distributions 1 Year	First Trust Consumer Staples AlphaDEX Fund After tax on distributions 5 Years	First Trust Consumer Staples AlphaDEX Fund After tax on distributions 10 Years	First Trust Consumer Staples AlphaDEX Fund After tax on distributions Since Inception	First Trust Consumer Staples AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Consumer Staples AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Consumer Staples AlphaDEX Fund After tax on distributions and sale of fund shares 10 Years	First Trust Consumer Staples AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	StrataQuant® Consumer Staples Index (reflects no deduction for fees, expenses or taxes) 1 Year	StrataQuant® Consumer Staples Index (reflects no deduction for fees, expenses or taxes) 5 Years	StrataQuant® Consumer Staples Index (reflects no deduction for fees, expenses or taxes) 10 Years	StrataQuant® Consumer Staples Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Consumer Staples Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Consumer Staples Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Consumer Staples Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Consumer Staples Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Consumer Staples Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Consumer Staples Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Consumer Staples Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Consumer Staples Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	20.72%	5.08%	12.56%	9.07%	May 08, 2007	19.88%	4.33%	11.89%	8.46%	12.24%	3.59%	10.15%	7.21%	21.60%	5.77%	13.39%	9.87%	31.43%	11.48%	13.54%	8.52%	27.61%	8.31%	12.13%	9.93%	24.10%	7.04%	11.78%